STOCK-BASED COMPENSATION PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

NOTE 12—STOCK-BASED COMPENSATION PLANS

        During the first nine months of 2019, the Company granted 21,500 service-based restricted stock units and 21,500 market-based restricted stock units, both out of treasury stock, at a grant date fair value of $2.60 per share and $0.75 per share, respectively. The service-based restricted stock units will vest ratably over a period of three years; the market-based restricted stock units will vest, in whole or in part, if the stock price goal is met on or before June 30, 2021. The fair value of the market-based restricted stock units is estimated using the Monte Carlo simulation model.

        In addition, during the first nine months of 2019, the Company granted 358,613 service-based restricted stock units under the 2015 Equity Incentive Plan at a grant date fair value of $2.35 per share. These service-based restricted stock units vest ratably over a three-year period beginning on March 31, 2020. The fair value of service-based restricted stock units represents the closing price of the Company's commons stock on the date of grant.

        During the first nine months of 2019, the Company also granted cash-based performance awards under the 2015 Equity Incentive Plan valued at $1.7 million. At the Company's discretion, these performance-based restricted stock awards can be settled in cash or shares. The performance objectives associated with these awards are established by the Compensation Committee of the Board of Directors (the "Compensation Committee") on an annual basis. For the 2019 performance period, the performance objective is based on the Company's backlog performance target as of December 31, 2019. Performance objectives for the two succeeding years will be established by the Compensation Committee in the respective performance period. Award payouts range from a threshold of 50% to a maximum of 200% for each respective annual performance period. Because the Company intends to settle the cash-based performance awards that are scheduled vest on March 31, 2020 with shares, the fair value of the cash-based performance awards with an established 2019 performance objective represents the closing price of the Company's common stock on the date of grant. The fair value of the cash-based performance awards that are scheduled to vest on March 31, 2021 and 2022 will be measured in the year that the respective performance objective is established and approved by the Compensation Committee. The Company recognizes stock-based compensation expense related to its cash-based performance awards based on its determination of the likelihood of achieving the performance objective. The Company reassesses the likelihood of meeting the specified performance objective at the end of each reporting period and adjusts compensation expense, as necessary, based on the likelihood of achieving the performance objective. As of September 30, 2019, the Company does not expect any of the unvested cash-based performance awards that are tied to the Company's December 31, 2019 backlog performance target to ultimately vest. Consequently, the Company reversed $0.3 million of stock-based compensation expense for each of the three and nine months ended September 30, 2019.

        During the first nine months of 2019, the Company granted service-based restricted stock awards out of treasury stock totaling 149,639 shares to its five non-employee directors, which vest in four equal annual installments on January 22 of each of 2020, 2021, 2022 and 2023.

        Stock-based compensation expense for the three months ended September 30, 2019 and 2018 was $0.1 million and $0.2 million, respectively, and $1.0 and $0.7 million for the nine months ended September 30, 2019 and 2018, respectively, and was included in general and administrative expenses on the Company's unaudited condensed consolidated statements of operations.

NOTE 12—STOCK-BASED COMPENSATION

Description of the Plans

        The Company has two equity incentive plans: the 2011 Equity Incentive Plan (the "2011 Plan") and the 2015 Equity Incentive Plan (the "2015 Plan"). In May 2015, the 2011 Plan terminated upon receiving shareholder approval for the 2015 Plan. The remaining authorized but unissued shares from the 2011 Plan will be available to service the outstanding awards from the 2011 Plan. The 2015 Plan allows for the issuance of up to 1,000,000 shares of stock awards to the Company's employees and directors in the form of a variety of instruments, including stock options, restricted stock, restricted share units, stock appreciation rights and other share-based awards. The 2015 Plan also allows for cash-based awards. Generally, all participants who voluntarily terminate their employment with the Company forfeit 100% of all unvested equity awards. Persons whom are terminated without cause, or in some cases leave for good reason, are entitled to proportionate vesting. Time-based proportionate vested shares are accelerated and distributed upon their termination date. Proportionate market-based and performance-based restricted shares remain categorized as unvested pending final conclusion on the achievement of the related awards. As of December 31, 2018, the Company did not have any shares available for grant under the 2015 Plan.

        During 2018 and 2017, the Company granted 967,029 and 73,600 restricted stock units, respectively, to certain employees outside of the 2015 Plan. During 2017, modification of 2016 cash-based awards resulted in 67,853 units of restricted shares converting from liability to equity based awards and will be settled with treasury stock. The terms and conditions of these grants are similar in terms and conditions of those under the equity incentive plans described above. All amounts and units described below include these awards.

        Total stock-based compensation expense during the years ended December 31, 2018 and 2017 was $1.2 million and $2.6 million, respectively, with no related excess tax benefit recognized. As of December 31, 2018, total unrecognized compensation expense related to all unvested restricted stock and unit awards for which terms and conditions are known totaled $1.7 million, which is expected to be recognized over a weighted average period of 2.2 years. The fair value of shares that vested during 2018 and 2017 based on the stock price at the applicable vesting date was $1.7 million and $2.2 million, respectively. The weighted average grant date fair value of the Company's restricted stock units was $2.07 and $4.37 for the years ended December 31, 2018 and 2017, respectively.

        Service-Based Restricted Stock and Unit Awards:    During 2018, service-based restricted stock units of 488,521 were granted to certain employees outside of the 2015 Plan. These restricted stock units generally vest over a period of three years and will be settled with treasury stock. The fair value of the restricted stock units represents the closing price of the Company's common stock on the date of grant. These restricted stock units are accounted for as equity awards and are included in the table below.

        During 2018, the Company granted 238,602 service-based restricted stock awards out of treasury stock to its four non-employee directors with a vesting period of four years. Because the Company had not granted restricted stock awards to its directors since 2015, a portion of the total awards vested on the grant date. In addition, due to the resignation of six non-employee members of the Company's Board of Directors, on April 11, 2018, a total of 4,545 shares of previously granted restricted stock awards vested.

        During 2017, service-based restricted stock units totaling 295,376 were granted to employees at a grant date fair value of $4.30 per share and have the potential to be settled in cash or other assets if the Company's shareholders do not approve additional shares under the 2015 Plan. These awards have the same terms and conditions as the service-based restricted stock units discussed above. During 2016, the Company granted service-based restricted unit awards which had an initial cash value of $1.7 million, until they were converted into a right to receive shares as a result of filing the Annual Report on Form 10-K for the year ended December 31, 2015. In the second quarter of 2017, the initial cash value of these awards was converted into 372,182 restricted stock units at a fair value of $4.40 per share. A majority of these service-based awards, 304,329 units, also have the potential to be settled in cash or other assets, if the Company's shareholders do not approve additional shares under its 2015 Plan. Therefore, both of these grants are accounted for as liability awards and the fair value is re-measured each reporting period. As of December 31, 2017, the Company had a $0.7 million liability related to these units, which was included in other long-term liabilities on the consolidated balance sheet. The remaining 67,853 units were granted to certain employees outside of the 2015 Plan and were considered to be modified on the date of conversion, which resulted in accounting for these awards under the equity method. The modification of these awards had an immaterial impact on the Company's stock compensation expense for the year ended December 31, 2017.

        During 2018 and 2017, certain service-based restricted stock units (the "modified service awards") that were previously accounted for as liabilities totaling 210,668 and 120,655, respectively, vested. These awards were modified and settled, partially, with shares from the 2015 Plan and the remaining out of the Company's treasury stock, which resulted in accounting for these awards under the equity method. The fair value of the modified service awards was based on the closing price of the Company's stock on the modification date. The modification of these awards resulted in a $0.3 million reduction in stock compensation expense for the year ended December 31, 2018. The modification of these awards had an immaterial impact on the Company's stock compensation expense for the year ended December 31, 2017.

        Information for service-based restricted stock and units, excluding those accounted for as liability awards, is as follows:

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at December 31, 2017	91,971	$6.89
Granted	757,123	2.61
Vested	(411,567)	4.37
Modified	210,668	4.30
Forfeited	(13,441)	2.85

Unvested restricted stock at December 31, 2018	634,754	$2.65

        Market-Based Restricted Stock Unit Awards:    During 2018, market-based restricted stock units of 478,508 were granted to certain employees outside of the 2015 Plan and will be settled with treasury stock. The 2018 units contain a market condition based on a stock price goal. The stock price goal will be met if the Company's common stock price per share equals or exceeds $5.00 for any period of 30 consecutive trading days during a three-year period ending on March 31, 2021. These restricted stock units will vest ratably over a period of three years if the stock price goal is met on or before March 31, 2019. However, if the stock price goal is achieved after March 31, 2019 and on or prior to March 31, 2020, the restricted stock units will vest in three installments, with one-third vesting on the date the stock price goal is met, one-third vesting on March 31, 2020 and one-third vesting on March 31, 2021. Further, if the stock price goal is achieved after March 31, 2020 and on or prior to March 31, 2021, the restricted stock units will vest in two installments, with two-thirds vesting on the date the stock price goal is met and one-third vesting on March 31, 2021. If the stock price goal is met after March 31, 2021 and during the three-year implied service period, the restricted stock units will vest in full on the date that the stock price goal is met. The fair value of the market-based restricted stock units is estimated using the Monte Carlo simulation model.

        During 2017, market-based restricted stock units of 27,000 were granted to certain employees outside of the 2015 Plan and will be settled in common stock. Therefore, these restricted stock units are accounted for as equity awards. The 2017 market-based restricted stock units contain market conditions based on either a two-year relative total shareholder return goal or a stock price goal. These restricted stock units will vest at the end of the two-year relative total shareholder return derived service period. However, if the relative total shareholder return goal is not met, then the restricted stock units will vest on the later of the last day of the implied service period or the date that the stock price is achieved. The share price goal will be met if the Company's common stock price per share equals or exceeds $6.00 for any period of 30 consecutive trading days during the three-year period ending on March 31, 2020. The fair value of the market-based restricted stock units is estimated using the Monte Carlo simulation model.

        In addition, during 2017, market-based restricted stock units totaling 332,469 were awarded to employees at a grant date fair value of $4.67 per share and have the same terms and conditions as the market-based restricted stock units discussed above. These awards have the potential to be settled in cash or other assets if the Company's shareholders do not approve additional shares under the 2015 Plan. Therefore, these grants are accounted for as liability awards and the fair value is re-measured each reporting period using a Monte Carlo simulation valuation model. As of December 31, 2017, the Company had a $0.2 million liability related to these units which was included in other long-term liabilities on the consolidated balance sheet.

        During 2018 and 2017, certain market-based restricted stock units (the "modified market awards") that were previously accounted for as liabilities totaling 66,335 and 11,502, respectively, vested. These awards were modified and settled, partially, with shares from the 2015 Plan and the remaining out of the Company's treasury stock, which resulted in accounting for these awards under the equity method. The fair value of the modified service awards was based on the closing price of the Company's stock on the modification date. The modification of these awards resulted in a $0.1 million reduction in stock compensation expense for the year ended December 31, 2018. The modification of these awards had an immaterial impact on the Company's stock compensation expense for the year ended December 31, 2017.

        Information for market-based restricted stock units, excluding those accounted for as liability awards, is as follows:

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested restricted stock at December 31, 2017	404,304	$3.34
Granted	478,508	1.21
Vested	(322,751)	4.67
Modified	66,335	4.67
Forfeited	(5,939)	2.91

Unvested restricted stock at December 31, 2018	620,457	$1.72

        The Company estimates the fair value of its market-based restricted stock unit awards on the date of grant using a Monte Carlo simulation valuation model. This pricing model uses multiple simulations to evaluate the likelihood of achieving the market conditions set forth in the award agreements. Expense is only recorded for the number of market-based restricted stock unit awards granted. The assumptions used to estimate the fair value of market-based restricted stock unit awards granted during 2018 and accounted for under the equity method were as follows:

Expected term (years)	3.03
Expected volatility	35.1%
Expected dividend yield	0.00%
Risk-free interest rate	2.67%
Weighted-average grant date fair value	$1.27

        Performance-based awards:    The Company had 211 unvested performance-based restricted stock units, with a weighted average grant date fair value of $13.20, outstanding as of December 31, 2017. During 2018, these awards were forfeited. No performance-based restricted stock units were granted in 2018 and 2017.

        Cash-based awards:    During 2017, cash-based awards totaling $0.9 million were awarded to employees. The cash-based awards granted to employees generally vest over a period of two years and are accounted for as liability awards. As of December 31, 2018, the Company had a $0.2 liability related to this award which was included in other current liabilities on the consolidated balance sheet. No cash-based awards were granted in 2018.

        Stock Options:    During 2015, the Company granted a stock option to purchase 122,000 shares of its common stock to its former chief executive officer at an exercise price of $13.85 per share. The option provides for immediate vesting of 32,000 shares, with the remaining 90,000 vesting ratable over a ten month period beginning in June 2015 and has a five year term. This is the only stock option grant the Company has made to date.

        The following table summarizes stock option activity for the year ended December 31, 2018:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contract Term
Outstanding at December 31, 2017	122,000	$13.85
Outstanding at December 31, 2018	122,000	$13.85	2.625 years

Exercisable at December 31, 2018	122,000	$13.85	2.625 years

        The weighted average fair value of the stock option on the date of the grant was $2.58. The fair value of each stock option is estimated on the date of grant using the Black-Scholes option pricing model. The exercise price of the options is based on the fair market value of the common shares on the date of grant.

        Cash flows resulting from excess tax benefits are classified as part of cash flows from financing activities. Excess tax benefits are realized tax benefits from tax deductions for vested restricted stock and unit awards, and exercised options in excess of the deferred tax asset attributable to stock compensation costs for such equity awards. The company realized no excess tax benefits for the years ended December 31, 2018 and 2017 due to the use of NOL carryforwards.